GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash-generating units
Goodwill	$ 33,745	$ 37,508
Period covered by financial budgets used in cash flow projections	5 years
Israel
Cash-generating units
Pre-tax discount rate applied to cash flow projections		17.90%
Israel | Minimum
Cash-generating units
Pre-tax discount rate applied to cash flow projections	19.10%
Israel telemedicine
Cash-generating units
Goodwill	$ 3,044	$ 3,445
Pre-tax discount rate applied to cash flow projections	19.10%
Growth rate used to extrapolate cash flow projections	3.20%	3.00%
Israel telemedicine | 5year forecast
Cash-generating units
Growth rate used to extrapolate cash flow projections	4.00%	3.00%
Israel - Mediton
Cash-generating units
Goodwill	$ 16,606	$ 18,350
Pre-tax discount rate applied to cash flow projections	18.30%	17.70%
Growth rate used to extrapolate cash flow projections	3.20%	3.00%
Recoverable amount of the CGU exceeding its carrying amount	$ 1,500
Pre-tax discount rate	19.00%
Long term growth rate	2.10%
Reduction in annual growth rate	8.10%
Israel - Mediton | 5year forecast
Cash-generating units
Growth rate used to extrapolate cash flow projections	5.40%	5.80%
Germany
Cash-generating units
Goodwill	$ 14,095	$ 15,713
Pre-tax discount rate applied to cash flow projections	16.80%	13.90%
Growth rate used to extrapolate cash flow projections	3.00%	2.50%
Recoverable amount of the CGU exceeding its carrying amount	$ 3,000
Pre-tax discount rate	18.20%
Long term growth rate	0.80%
Reduction in annual growth rate	1.70%
Germany | 5year forecast
Cash-generating units
Growth rate used to extrapolate cash flow projections	13.80%	16.10%
Germany | Minimum
Cash-generating units
Pre-tax discount rate applied to cash flow projections	16.80%	13.90%